Offerings	Oct. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.674% Fixed-to-Floating Rate Senior Callable Notes due 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87,000.00
Offering Note	Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.918% Fixed-to-Floating Rate Senior Callable Notes due 2032
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 108,750.00
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.367% Fixed-to-Floating Rate Senior Callable Notes due 2037
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,750,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 152,250.00
Offering Note	See Offering Note 1.